Subsequent Events (Details Textual) - USD ($)			1 Months Ended				6 Months Ended
	Jul. 07, 2017	Feb. 09, 2017	Mar. 31, 2017	Feb. 15, 2017	Feb. 08, 2017	Oct. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jul. 11, 2017	Oct. 27, 2016
Subsequent Event [Line Items]
Share Of Profits, Percentage							30.00%
Real Estate Investments, Joint Ventures							$ 345,000
Common Stock, Dividends, Per Share, Declared	$ 0.105
Payments of Dividends	$ 1,166,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)							12.00%
Gains (Losses) on Sales of Other Real Estate			$ 29,488
Redemption Of s Equity						$ 2,120,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										1,500,000
Proceeds from Issuance Initial Public Offering							$ 13,000,000	$ 0
IPO [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		2,600,000
Shares Issued, Price Per Share		$ 5.00
Proceeds from Issuance Initial Public Offering		$ 13,000,000
Fees and Commissions		$ 11,200,000		$ 11,100,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					6,283,237		6,283,237
Debt Instrument, Convertible, Conversion Price					$ 0.001
Stock Issued During Period, Shares, New Issues							2,600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Real Estate Investments, Selling Price									$ 470,000
Real Estate Investment Property, Net									$ 395,500
Sachem Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Share Of Profits, Percentage							70.00%
Two Borrowers [Member]
Subsequent Event [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets							$ 452,361
Reassessed Value Of Real Estate Properties							686,480
Single Borrower [Member]
Subsequent Event [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets							58,000
Reassessed Value Of Real Estate Properties							$ 205,700